Portfolio of Investments – as of June 30, 2026 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.7% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,198,770
159,056	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	158,088
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	3,951,441
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	651,369
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,564,682
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,266,022
2,735,000	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,732,237
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,346,523
154,244	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	154,642
		18,023,774
	ABS Home Equity — 0.0%
3,323	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.286%, 3/25/2044(b)(c)	2,858
3,585	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.820%, 8/25/2042(b)(c)	3,384
		6,242
	ABS Other — 0.1%
203,123	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	204,993
103,850	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	103,505
335,029	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	338,588
		647,086
	ABS Student Loan — 0.6%
590,507	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	570,015
186,803	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	177,354
810,914	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	735,272
2,028,553	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	1,807,937
356,559	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	336,670
		3,627,248
	Agency Commercial Mortgage-Backed Securities — 26.6%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,561,129
17,340,100	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,290,685
9,144,297	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.122%, 9/25/2029(b)	9,131,340
10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	10,348,737
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,345,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K546, Class A2, 4.361%, 5/25/2030	$8,306,288
16,174,811	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K561, Class AS, 30 day USD SOFR Average + 0.500%, 4.092%, 3/25/2031(b)	16,174,762
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,787,148
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,226,031
3,826,498	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	3,812,901
1,078,896	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 3.772%, 1/25/2028(b)	1,075,565
3,360,084	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 3.772%, 8/25/2028(b)	3,342,373
6,214,533	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 3.792%, 9/25/2028(b)	6,170,248
227,759	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR HCDC + 0.530%, 4.122%, 1/25/2027(b)	227,636
4,888,103	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 4.406%, 2/25/2027(b)	4,890,436
6,429,108	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 4.492%, 2/25/2027(b)	6,450,607
14,046,703	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 4.506%, 3/25/2030(b)	14,087,340
14,046,703	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 4.592%, 3/25/2030(b)	14,130,762
1,309,661	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.176%, 5/25/2030(b)	1,307,822
1,208,503	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.172%, 5/25/2030(b)	1,209,758
1,886,597	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.146%, 6/25/2030(b)	1,882,663

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,060,006	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.102%, 6/25/2030(b)	$1,056,902
341,343	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.066%, 6/25/2027(b)	341,257
256,008	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 3.992%, 6/25/2027(b)	255,742
270,897	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.006%, 7/25/2030(b)	270,450
227,897	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 3.912%, 7/25/2030(b)	226,167
24,410	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.006%, 8/25/2030(b)	24,306
65,071	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 3.922%, 8/25/2030(b)	64,608
485,485	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 3.996%, 8/25/2027(b)	484,888
433,524	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 3.912%, 8/25/2027(b)	432,633
156,204	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 3.986%, 10/25/2027(b)	155,976
187,546	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 3.902%, 10/25/2027(b)	186,922
1,019,879	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 3.842%, 12/25/2030(b)	1,010,324
280,688	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	279,921
1,546,958	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	1,533,037
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,688,290
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,044,612
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,598,326	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.046%, 4/25/2030(b)	$1,594,113
1,757,879	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 3.962%, 4/25/2030(b)	1,748,061
3,227,862	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 5.026%, 5/25/2051(b)	3,224,005
136,071	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.167%, 1/25/2027(b)	135,700
35,026	Government National Mortgage Association, Series 2003-72, Class Z, 5.499%, 11/16/2045(b)	34,865
		173,207,010
	Collateralized Mortgage Obligations — 5.8%
14,191	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	13,823
239,976	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	241,707
352,709	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	350,258
149,562	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	151,097
355,234	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.517%, 6/15/2048(b)(c)	328,323
135,501	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.927%, 12/15/2036(b)(c)	139,234
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 5.808%, 6/15/2043(b)(c)	90,909
162,271	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 4.944%, 10/25/2044(b)(c)	149,164
270,223	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	272,804
165,547	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 3.913%, 7/25/2037(b)(c)	160,915
332,992	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.535%, 8/25/2038(b)	322,481
753,481	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.192%, 6/25/2042(b)(c)	738,045
828,644	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 4.292%, 6/25/2042(b)(c)	815,969
2,020,033	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.252%, 8/25/2042(b)	2,004,164
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 4.742%, 7/25/2043(b)	1,787,174
2,246,002	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.142%, 2/25/2045(b)	2,212,543
2,366,258	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.264%, 6/25/2050(b)	2,225,685

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$532,883	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 3.954%, 2/20/2035(b)(c)	$527,454
447,270	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.274%, 10/20/2037(b)(c)	441,946
25,920	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 4.904%, 11/20/2059(b)(c)	25,461
79,232	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.091%, 10/20/2060(b)	78,954
85,497	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.111%, 10/20/2060(b)(c)	84,323
62,669	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.141%, 12/20/2060(b)(c)	61,592
2,970	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 4.361%, 2/20/2061(b)(c)	2,935
1,213,660	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.004%, 9/20/2038(b)	1,213,464
76	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.211%, 5/20/2062(b)(c)	74
45,663	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.281%, 8/20/2062(b)(c)	45,186
3,655	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.261%, 10/20/2062(b)(c)	3,553
1,199	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.261%, 12/20/2062(b)(c)	1,165
134,875	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.111%, 3/20/2063(b)(c)	133,135
126,014	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.161%, 3/20/2063(b)(c)	124,433
20,399	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.231%, 5/20/2063(b)(c)	20,168
560,697	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.275%, 7/20/2064(b)	560,158
599,072	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.261%, 7/20/2064(b)	598,605
254,791	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.245%, 2/20/2065(b)(c)	251,912
2,692	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	2,403
29,544	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.241%, 4/20/2065(b)(c)	29,213
224,948	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	218,093
551	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.011%, 4/20/2065(b)(c)	533
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$228,115	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 3.991%, 5/20/2065(b)(c)	$224,828
8,882	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.061%, 7/20/2065(b)(c)	8,579
229	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 4.461%, 10/20/2065(b)(c)	223
2,202	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 4.441%, 8/20/2061(b)(c)	2,150
632,986	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 4.681%, 2/20/2066(b)	636,628
171,422	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 4.311%, 9/20/2066(b)(c)	169,669
714,397	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 4.511%, 2/20/2067(b)(c)	709,958
1,530,117	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 4.861%, 6/20/2068(b)	1,535,406
16,516	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.111%, 9/20/2068(b)	16,468
4,477,306	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.181%, 9/20/2068(b)	4,472,503
5,328,215	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,023,841
123,902	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.170%, 8/20/2069(b)(c)	122,702
1,022,688	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.135%, 4/20/2048(b)	1,019,289
2,029,601	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.185%, 5/20/2046(b)	1,894,346
269,270	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.220%, 1/20/2070(b)(c)	266,850
1,488,421	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 4.361%, 1/20/2070(b)	1,490,561
1,511,384	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.261%, 6/20/2069(b)	1,513,667
1,912,706	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 4.411%, 4/20/2070(b)	1,915,444
542,946	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.161%, 5/20/2070(b)(c)	536,762
		37,988,929
	Hybrid ARMs — 1.6%
46,676	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.677%, 5.808%, 3/01/2038(b)	47,392
176,763	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 5.823%, 3/01/2036(b)	183,604

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$182,757	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 5.832%, 6/01/2037(b)	$188,309
40,379	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 5.875%, 2/01/2035(b)	41,450
269,061	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 5.957%, 2/01/2036(b)	276,022
68,024	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.659%, 5.984%, 4/01/2037(b)	69,668
363,679	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.291%, 6.020%, 2/01/2036(b)	372,671
54,145	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.206%, 6.026%, 9/01/2038(b)	55,503
163,649	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.889%, 6.027%, 9/01/2041(b)	169,400
118,315	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.048%, 4/01/2037(b)	121,408
600,816	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.062%, 3/01/2037(b)	622,447
40,635	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.848%, 6.080%, 11/01/2038(b)	41,532
3,401	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.806%, 6.180%, 12/01/2037(b)	3,480
107,728	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.220%, 7/01/2033(b)	109,874
45,620	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	46,487
127,225	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.293%, 9/01/2038(b)	130,772
576,375	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 6.374%, 1/01/2046(b)	602,184
61,358	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 6.407%, 11/01/2038(b)	62,624
77,682	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.911%, 6.440%, 12/01/2034(b)	79,310
300,907	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 6.500%, 9/01/2035(b)	308,528
10,390	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 5.460%, 2/01/2037(b)	10,566
122,391	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.546%, 5.647%, 7/01/2035(b)	126,801
5,773	Federal National Mortgage Association, 1 yr. CMT + 2.205%, 5.705%, 4/01/2033(b)	5,875
168,724	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 5.720%, 6/01/2036(b)	172,942
209,964	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 5.810%, 1/01/2036(b)	215,962
59,195	Federal National Mortgage Association, 1 yr. CMT + 2.197%, 5.815%, 4/01/2034(b)	60,421
23,944	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 5.815%, 4/01/2037(b)	24,443
30,328	Federal National Mortgage Association, 1 yr. CMT + 2.091%, 5.848%, 9/01/2034(b)	30,942
144,162	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 5.879%, 3/01/2037(b)	147,745
147,236	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 5.905%, 2/01/2037(b)	151,253
399,560	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 5.945%, 4/01/2034(b)	408,870
10,983	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 5.974%, 7/01/2041(b)	11,322
325,266	Federal National Mortgage Association, 1 yr. CMT + 2.162%, 5.975%, 12/01/2040(b)	335,543
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$527,621	Federal National Mortgage Association, 1 yr. CMT + 2.213%, 5.989%, 10/01/2034(b)	$541,984
26,462	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.714%, 5.991%, 1/01/2037(b)	27,180
369,270	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.016%, 4/01/2037(b)	379,308
40,922	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.050%, 3/01/2034(b)	42,235
290,226	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.695%, 6.053%, 9/01/2037(b)	299,259
178,433	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.980%, 6.088%, 7/01/2037(b)	181,543
81,632	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.131%, 5/01/2035(b)	84,329
241,208	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.551%, 6.132%, 7/01/2035(b)	246,831
63,601	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.665%, 6.157%, 11/01/2036(b)	65,155
54,091	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.182%, 10/01/2033(b)	55,236
484,132	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.227%, 11/01/2033(b)	497,109
83,765	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.248%, 8/01/2036(b)	87,065
6,578	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 6.270%, 9/01/2036(b)	6,751
226,287	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.270%, 6/01/2037(b)	233,612
41,394	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.280%, 7/01/2038(b)	42,393
132,524	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 6.281%, 8/01/2038(b)	135,171
90,705	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.287%, 6/01/2033(b)	92,803
287,235	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.576%, 6.316%, 9/01/2037(b)	294,045
78,504	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.348%, 8/01/2035(b)	80,676
42,459	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.350%, 10/01/2033(b)	43,544
603,373	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.365%, 10/01/2041(b)	628,854
49,429	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.740%, 6.400%, 11/01/2035(b)	50,937
25,095	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.685%, 6.435%, 8/01/2035(b)	25,622
38,034	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 6.441%, 8/01/2033(b)	39,072
72,210	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 6.463%, 8/01/2034(b)	73,579
49,067	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 6.848%, 6/01/2035(b)	51,012
129,935	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.858%, 5.588%, 2/20/2061(b)	133,429
146,163	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 5.672%, 2/20/2063(b)	148,920
79,490	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.211%, 5.994%, 5/20/2065(b)	81,895
95,745	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.235%, 6.010%, 6/20/2065(b)	98,875

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$236,834	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.231%, 6.013%, 3/20/2063(b)	$239,056
60,000	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.391%, 6.174%, 2/20/2063(b)	61,596
		10,304,426
	Mortgage Related — 0.2%
484	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	483
69,656	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	67,272
7,951	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	7,882
61,654	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	63,040
52,419	Federal National Mortgage Association, 3.000%, 3/01/2042	47,329
138,899	Federal National Mortgage Association, 5.000%, 7/01/2037	138,541
160,689	Federal National Mortgage Association, 5.000%, 2/01/2038	160,282
79,080	Federal National Mortgage Association, 5.500%, 3/01/2033	79,366
350	Federal National Mortgage Association, 6.500%, 1/01/2033	362
1,441	Federal National Mortgage Association, 6.500%, 10/01/2033	1,438
1,240	Federal National Mortgage Association, 6.500%, 10/01/2033	1,242
914	Federal National Mortgage Association, 6.500%, 12/01/2034	916
650	Federal National Mortgage Association, 6.500%, 2/01/2036	684
6,653	Federal National Mortgage Association, 6.500%, 11/01/2037	7,034
4,378	Federal National Mortgage Association, 7.500%, 7/01/2031	4,467
2,482	Federal National Mortgage Association, 7.500%, 9/01/2032	2,491
87,277	Government National Mortgage Association, 4.140%, 7/20/2063(b)	86,697
241,424	Government National Mortgage Association, 4.140%, 10/20/2065(b)	240,498
55,494	Government National Mortgage Association, 4.431%, 2/20/2066(b)	54,916
1,222	Government National Mortgage Association, 4.537%, 8/20/2062(b)	1,195
3,445	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,432
3,222	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,144
1,363	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,331
5,985	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,858
7,215	Government National Mortgage Association, 4.700%, 6/20/2062(b)	6,958
1,585	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,543
638	Government National Mortgage Association, 4.772%, 4/20/2061(b)	633
2,064	Government National Mortgage Association, 6.000%, 12/15/2031	2,147
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$9,292	Government National Mortgage Association, 6.500%, 5/15/2031	$9,554
5,296	Government National Mortgage Association, 7.000%, 10/15/2028	5,349
		1,006,084
	Non-Agency Commercial Mortgage-Backed Securities — 1.4%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,476,179
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	761,689
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.151%, 12/15/2038(a)(b)	1,820,925
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,737,610
791,698	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.825%, 2/15/2043(a)(b)	792,687
2,830,425	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 6.750%, 11/15/2027(a)(b)	1,698,142
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.868%, 12/15/2039(a)(b)	645,202
		8,932,434
	Treasuries — 54.6%
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,604,398
13,829,000	U.S. Treasury Notes, 3.500%, 11/30/2030	13,441,140
8,975,000	U.S. Treasury Notes, 3.500%, 2/28/2031	8,711,710
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,212,709
7,660,000	U.S. Treasury Notes, 3.625%, 8/31/2030	7,493,934
9,311,000	U.S. Treasury Notes, 3.625%, 9/30/2030	9,105,867
4,055,000	U.S. Treasury Notes, 3.625%, 10/31/2030	3,963,446
5,845,000	U.S. Treasury Notes, 3.625%, 12/31/2030	5,707,323
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,440,310
8,971,000	U.S. Treasury Notes, 3.750%, 1/31/2031	8,801,742
41,285,000	U.S. Treasury Notes, 3.875%, 7/15/2028	41,047,934
4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	4,708,495
15,361,000	U.S. Treasury Notes, 3.875%, 3/31/2031	15,142,586
23,001,000	U.S. Treasury Notes, 3.875%, 4/30/2031	22,670,361
3,590,000	U.S. Treasury Notes, 4.000%, 5/31/2028	3,579,482
8,402,000	U.S. Treasury Notes, 4.000%, 6/30/2028	8,376,072
2,453,000	U.S. Treasury Notes, 4.000%, 1/31/2029	2,442,460
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,827,729
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,852,168
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	24,900,438
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	9,818,199
50,297,000	U.S. Treasury Notes, 4.125%, 6/30/2028	50,271,459
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,081,661
6,546,000	U.S. Treasury Notes, 4.125%, 5/31/2031	6,521,964
5,123,000	U.S. Treasury Notes, 4.125%, 6/30/2031	5,104,989
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,064,052
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,279,341
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,677,459
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,472,833
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,510,571
		354,832,832
	Total Bonds and Notes (Identified Cost $616,978,485)	608,576,065

Principal Amount	Description	Value (†)

Short-Term Investments — 6.1%
$3,844,611	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2026 at 2.150% to be repurchased at $3,844,841 on 7/01/2026 collateralized by $3,918,700 U.S. Treasury Note, 3.625% due 3/31/2028 valued at $3,921,632 including accrued interest(d)	$3,844,611
35,825,000	U.S. Treasury Bills, 3.526%–3.595%, 7/07/2026(e)(f)	35,803,702
	Total Short-Term Investments (Identified Cost $39,648,292)	39,648,313
	Total Investments — 99.8% (Identified Cost $656,626,777)	648,224,378
	Other assets less liabilities — 0.2%	1,615,322
	Net Assets — 100.0%	$649,839,700

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of Rule 144A holdings amounted to
$27,096,976 or 4.2% of net assets.

(b)
Variable rate security. Rate as of June 30, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
HCDC	Historical Calendar Day Compounded
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$6,242	$6,242
Collateralized Mortgage Obligations	—	30,739,474	7,249,455	37,988,929
All Other Bonds and Notes(a)	—	570,580,894	—	570,580,894
Total Bonds and Notes	—	601,320,368	7,255,697	608,576,065
Short-Term Investments	—	39,648,313	—	39,648,313
Total Investments	$—	$640,968,681	$7,255,697	$648,224,378

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2025 and/or June 30, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2026
Bonds and Notes
ABS Home Equity	$7,106	$ —	$9	$(160)	$ —	$(713)	$ —	$ —	$6,242	$(198)
Collateralized Mortgage Obligations	6,538,325	—	19,189	(34,765)	6,972	(2,133,760)	2,853,494	—	7,249,455	(48,473)
Total	$6,545,431	$ —	$19,198	$(34,925)	$6,972	$(2,134,473)	$2,853,494	$ —	$7,255,697	$(48,671)
Debt securities valued at $2,853,494 were transferred from Level 2 to Level 3 during the period ended June 30, 2026. At September 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Limited Term Government and Agency Fund as of June 30, 2026, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]	Market Discount	Discount Rate	3.00%	$6,242
	Collateralized Mortgage Obligations[1]			1.00%	7,191,491
		Market Discount	Discount Rate	3.00%	57,964
	Total				$7,255,697

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.